INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2024
INVESTMENTS
Schedule of investments

	As of
	December 31,	June 30,
	2023	2024
Short-term investments
Equity securities with readily determinable fair values:
Marketable securities	231	219
Held to maturity investments
Bank time deposits and financial products	1,958	893
Total	2,189	1,112

Long-term investments
Equity securities without readily determinable fair values:
Cjia Group-preferred shares	99	81
Oravel Stays Private limited (“OYO”)	54	54
Other equity securities without readily determinable fair values	29	28
Subtotal	182	163
Equity-method investments:
AAPC LUB	490	468
Hotel related funds	479	476
Other investments	320	320
Subtotal	1,289	1,264
Available-for-sale debt securities:
Cjia Group-convertible notes	281	248
Held to maturity investments
Bank time deposits	812	824
Total	2,564	2,499